Schedule of Investments January 31, 2021 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS—86.5%
Consumer Staples—22.3%
Beiersdorf AG - ADR (a)	385,796	$8,541,523
Cal-Maine Foods, Inc. (a)*	110,058	4,219,624
Diageo PLC - ADR (a)	52,858	8,471,552
Henkel AG & Co. KGaA - ADR (a)	47,473	1,117,040
Sanderson Farms, Inc. (a)	35,660	4,856,535

		27,206,274

Financials—23.8%
Charles Schwab Corp. (a)	22,767	1,173,411
Chubb Ltd. (a)	33,340	4,856,638
Everest Re Group, Ltd. (a)	18,658	3,938,330
MetLife, Inc. (a)	37,771	1,818,674
Northern Trust Corp. (a)	61,383	5,474,750
Travelers Companies, Inc. (a)	79,868	10,886,008
Valley National Bancorp (a)	82,876	846,164

		28,993,975

Healthcare+—26.2%
Baxter International, Inc. (a)	23,351	1,794,057
Becton, Dickinson & Co. (a)	6,938	1,816,299
Dentsply Sirona, Inc. (a)	125,548	6,715,563
ICU Medical, Inc. (a)*	18,000	3,680,640
Johnson & Johnson (a)	26,055	4,250,352
Merit Medical Systems, Inc. (a)*	27,795	1,505,099
Smith & Nephew - ADR (a)	186,373	7,876,123
Varian Medical Systems, Inc. (a)*	24,521	4,305,152

		31,943,285

Industrials—4.0%
3M Co. (a)	27,531	4,836,095

Information Technology—1.5%
MTS Systems Corp. (a)	30,218	1,768,962

Real Estate—5.5%
Equity Commonwealth (a)	236,523	6,743,271

Utilities—3.2%
SJW Group (a)	50,227	3,323,521
United Utilities Group PLC - ADR (a)	23,834	630,409

		3,953,930

Total Common Stocks (Cost $92,152,221)		105,445,792

SHORT-TERM INVESTMENT—11.1%
First American Government Obligations Fund, Class X, 0.04% (a)^ (Cost $13,459,753)	13,459,753	13,459,753

Total Investments—97.6% (Cost $105,611,974)		118,905,545
Other Assets and Liabilities, Net—2.4%		2,955,723

Total Net Assets—100.0%		$121,861,268

(a)	All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2021, the value of the collateral was $118,905,545.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2021.

ADR - American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of January 31, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$105,445,792	$—	$—	$105,445,792
Short-Term Investment	13,459,753	—	—	13,459,753

Total Investments	$118,905,545	$—	$—	$118,905,545

Securities Sold Short
Common Stocks	$112,560,817	$—	$—	$112,560,817

Total Securities Sold Short	$112,560,817	$—	$—	$112,560,817

Schedule of Securities Sold Short January 31, 2021 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS—92.4%
Communication Services—1.6%
Charter Communications, Inc. - Class A *	3,188	$1,936,901

Consumer Discretionary—21.6%
AutoZone, Inc. *	759	848,843
Cintas Corp.	12,705	4,041,714
D.R. Horton, Inc.	57,677	4,429,594
Home Depot, Inc.	16,418	4,446,323
Lennar Corp. - Class A	26,919	2,238,315
Lowe's Companies, Inc.	5,169	862,448
McDonald's Corp.	9,862	2,049,718
O'Reilly Automotive, Inc. *	4,511	1,919,295
Restaurant Brands International, Inc.	14,391	830,361
Ross Stores, Inc.	16,984	1,890,149
TJX Companies, Inc.	13,331	853,717
Yum Brands, Inc.	19,373	1,966,166

		26,376,643

Consumer Staples—11.7%
Coca-Cola Co.	17,535	844,310
Colgate-Palmolive Co.	10,631	829,218
Costco Wholesale Corp.	11,669	4,112,505
Dollar General Corp.	20,862	4,059,954
Mondelez International, Inc. - Class A	33,750	1,871,100
Nestle SA - ADR	8,140	914,122
PepsiCo, Inc.	5,875	802,349
Procter & Gamble Co.	6,813	873,495

		14,307,053

Financials—4.4%
Allstate Corp.	8,536	914,888
Bank of America Corp.	25,989	770,574
JPMorgan Chase & Co.	6,467	832,109
Marsh & McLennan Companies, Inc.	17,548	1,928,701
Progressive Corp.	9,995	871,464

		5,317,736

Healthcare—0.8%
HCA Healthcare, Inc.	5,753	934,747

Industrials—31.0%
Carrier Global Corp.	22,274	857,549
Caterpillar, Inc.	10,482	1,916,529
CSX Corp.	47,539	4,076,707
Cummins, Inc.	20,292	4,756,850
Deere & Co.	14,446	4,172,005
Eaton Corporation PLC	17,341	2,041,036
Emerson Electric Co.	10,945	868,486
Illinois Tool Works, Inc.	22,667	4,402,158
Parker-Hannifin Corp.	8,025	2,123,495
Republic Services, Inc.	9,270	839,120
Stanley Black & Decker, Inc.	11,560	2,005,544
Trane Technologies	31,419	4,503,914
Union Pacific Corp.	22,176	4,379,095
Waste Management, Inc.	7,571	842,804

		37,785,292

Information Technology—3.5%
Automatic Data Processing, Inc.	12,841	2,120,306
Paychex, Inc.	24,616	2,149,469

		4,269,775

Materials—13.4%
Air Products and Chemicals, Inc.	15,164	4,045,149
Avery Dennison Corp.	13,443	2,028,145
Ball Corp.	23,813	2,096,020
PPG Industries, Inc.	29,313	3,948,754
Sherwin-Williams Co.	5,992	4,145,266

		16,263,334

Real Estate—4.4%
Prologis, Inc.	44,211	4,562,575
Weyerhaeuser Co.	25,866	806,761

		5,369,336

Total Securities Sold Short (Proceeds $106,775,129)		$112,560,817

*	Non-income producing security

ADR - American Depositary Receipt